Debt Due to Related Parties, Net - Schedule of Debt (Details) - Beneficent Capital Company - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Unamortized debt premiums	$ 712	$ 2,597	$ 8,752
Affiliated Entity
Debt Instrument [Line Items]
Total debt due to related parties		99,314	105,917
Related Party
Debt Instrument [Line Items]
Total debt due to related parties	102,141	99,314
First Lien Credit Agreement | HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Debt due to related parties, gross	22,401	21,350	21,298
Second Lien Credit Agreement | HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Debt due to related parties, gross	76,900	73,291	73,120
Other borrowings | Affiliated Entity
Debt Instrument [Line Items]
Debt due to related parties, gross		2,076	$ 2,747
Other borrowings | Related Party
Debt Instrument [Line Items]
Debt due to related parties, gross	$ 2,128	$ 2,076